Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals)	8 Months Ended
Dec. 31, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 37,000
Issuance of preferred stock net of issuance costs	$ 96,000